S000052237 [Member] Annual Fund Operating Expenses - Ultra-Short Term Fixed Income Fund - Ultra-Short Term Fixed Income Fund	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[2]
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement	(0.15%)	[1]
Net Expenses (as a percentage of Assets)	0.53%	[1],[2]

[1]	CGAS (defined herein) has contractually agreed to waive fees and reimburse expenses in order to keep the Fund’s management fees from exceeding the total amount of sub-advisory fees paid by CGAS plus 0.20% based on average net assets. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by CGAS plus 0.20% and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and/or reimbursement will continue for at least one year from the date of this prospectus or until such time as the Board of Trustees acts to discontinue all or a portion of such waiver and/or reimbursement when they deem such action is appropriate.
[2]	Includes interest expense which represents 0.01%.